Principal Changes in Standardized Measure of Discounted Future Net Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Dec. 31, 2013
Extractive Industries [Abstract]
Purchase of minerals in place	$ 249,831
Sales of oil and natural gas, net of production costs	(14,015)
Extensions and discoveries	79,829
Net changes in prices and production costs	24,724
Revisions of previous quantity estimates	(19,383)
Net changes in state margin taxes	(586)
Accretion of discount	7,103
Net changes in timing of production and other	(257)
Standardized measure of discounted future net cash flows at the end of the period	$ 327,246